UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02958

T. Rowe Price International Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

December 31, 2024

Dynamic Credit Fund

Investor Class (RPIDX)

This annual shareholder report contains important information about Dynamic Credit Fund (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dynamic Credit Fund - Investor Class	$65	0.63%

What drove fund performance during the past 12 months?

  The global investment-grade fixed income market declined over the trailing 12-month period amid rising bond yields, despite many central banks easing monetary policies, and weakening global currencies relative to the U.S. dollar.

  Despite sovereign yield volatility, the fund’s credit holdings, especially among high yield, emerging markets, securitized, and bank loans, helped drive positive performance. With central banks looking to unwind restrictive monetary policy, credit sectors largely benefited from increased risk appetite and demand for attractive yields.

  The fund utilizes short credit positions to reflect an investment view where our global research team has low conviction, and this sleeve of the fund weighed on performance amid a generally healthy environment for credit assets.

  The fund employs a flexible, cross-sector approach to source high-conviction security selection from our global multi-sector research platform while aiming to deliver attractive returns and targeting lower beta to high yield and equities. Over the period, the fund took a mostly defensive stance in terms of credit risk and duration, but we moderated that position somewhat after the uncertainty surrounding the U.S. presidential election cleared.

  The fund held material exposure to derivatives, including currency, interest rate, and credit derivatives, which we use to manage positioning more nimbly across the fund’s wide investment universe. Credit derivatives had a negative impact on performance, but other derivative exposure modestly aided returns for the period.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2024

	Investor Class	Regulatory Benchmark	Strategy Benchmark
1/10/19	10,000	10,000	10,000
3/31/19	10,188	10,160	10,054
6/30/19	10,365	10,495	10,118
9/30/19	10,458	10,570	10,175
12/31/19	10,664	10,621	10,222
3/31/20	9,057	10,586	10,280
6/30/20	9,982	10,938	10,283
9/30/20	10,516	11,229	10,287
12/31/20	10,949	11,598	10,290
3/31/21	11,596	11,080	10,292
6/30/21	11,758	11,226	10,292
9/30/21	11,826	11,127	10,294
12/31/21	11,629	11,052	10,295
3/31/22	11,320	10,371	10,299
6/30/22	11,186	9,514	10,310
9/30/22	11,300	8,853	10,358
12/31/22	11,631	9,256	10,446
3/31/23	11,724	9,534	10,559
6/30/23	11,600	9,388	10,683
9/30/23	12,058	9,052	10,824
12/31/23	12,083	9,785	10,973
3/31/24	12,219	9,581	11,116
6/30/24	12,470	9,475	11,264
9/30/24	12,818	10,137	11,418
12/31/24	12,971	9,620	11,553

202501-4140694, 202502-4108400

F1175-052 2/25

Average Annual Total Returns

	1 Year	5 Years	Since Inception 1/10/19
Dynamic Credit Fund (Investor Class)	7.34%	3.99%	4.45%
Bloomberg Global Aggregate Bond Index (Regulatory Benchmark)	-1.69	-1.96	-0.65
ICE BofA US 3-Month Treasury Bill Index (Strategy Benchmark)	5.28	2.48	2.45

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$1,015,889
  Number of Portfolio Holdings272
  Investment Advisory Fees Paid (000s)$(160)
  Portfolio Turnover Rate178.6%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Corporate Bonds	39.2%
Bank Loans	14.2
Government Bonds	13.0
Asset-Backed Securities	11.6
U.S. Treasury Obligations	7.6
Municipal Securities	2.9
Non-U.S. Government Mortgage-Backed Securities	2.5
Securities Lending Collateral	2.1
Short-Term and Other	6.9

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Bills	7.5%
Brazil Notas do Tesouro Nacional	4.4
Republic of Colombia	2.9
Republic of Sri Lanka	2.2
Cloud Software Group	2.2
Transocean	2.0
Asurion	2.0
DISH DBS	1.9
Puerto Rico Commonwealth	1.8
DISH Network	1.7

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg and ICE do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Dynamic Credit Fund

Investor Class (RPIDX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

December 31, 2024

Dynamic Credit Fund

I Class (RPELX)

This annual shareholder report contains important information about Dynamic Credit Fund (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dynamic Credit Fund - I Class	$58	0.56%

What drove fund performance during the past 12 months?

  The global investment-grade fixed income market declined over the trailing 12-month period amid rising bond yields, despite many central banks easing monetary policies, and weakening global currencies relative to the U.S. dollar.

  Despite sovereign yield volatility, the fund’s credit holdings, especially among high yield, emerging markets, securitized, and bank loans, helped drive positive performance. With central banks looking to unwind restrictive monetary policy, credit sectors largely benefited from increased risk appetite and demand for attractive yields.

  The fund utilizes short credit positions to reflect an investment view where our global research team has low conviction, and this sleeve of the fund weighed on performance amid a generally healthy environment for credit assets.

  The fund employs a flexible, cross-sector approach to source high-conviction security selection from our global multi-sector research platform while aiming to deliver attractive returns and targeting lower beta to high yield and equities. Over the period, the fund took a mostly defensive stance in terms of credit risk and duration, but we moderated that position somewhat after the uncertainty surrounding the U.S. presidential election cleared.

  The fund held material exposure to derivatives, including currency, interest rate, and credit derivatives, which we use to manage positioning more nimbly across the fund’s wide investment universe. Credit derivatives had a negative impact on performance, but other derivative exposure modestly aided returns for the period.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of December 31, 2024

	I Class	Regulatory Benchmark	Strategy Benchmark
1/10/19	500,000	500,000	500,000
3/31/19	509,449	507,997	502,680
6/30/19	518,344	524,733	505,892
9/30/19	522,972	528,485	508,736
12/31/19	533,855	531,049	511,079
3/31/20	452,496	529,313	514,015
6/30/20	499,329	546,889	514,130
9/30/20	525,508	561,444	514,332
12/31/20	547,206	579,885	514,488
3/31/21	579,608	554,018	514,617
6/30/21	587,758	561,290	514,617
9/30/21	591,217	556,331	514,691
12/31/21	582,026	552,590	514,741
3/31/22	566,113	518,545	514,943
6/30/22	559,508	475,703	515,482
9/30/22	565,302	442,669	517,902
12/31/22	581,953	462,803	522,309
3/31/23	586,691	476,718	527,954
6/30/23	581,275	469,425	534,161
9/30/23	603,655	452,590	541,218
12/31/23	605,039	489,252	548,662
3/31/24	611,923	479,061	555,788
6/30/24	624,597	473,770	563,180
9/30/24	642,177	506,853	570,916
12/31/24	649,954	480,988	577,642

202501-4140694, 202502-4108400

F1176-052 2/25

Average Annual Total Returns

	1 Year	5 Years	Since Inception 1/10/19
Dynamic Credit Fund (I Class)	7.42%	4.01%	4.49%
Bloomberg Global Aggregate Bond Index (Regulatory Benchmark)	-1.69	-1.96	-0.65
ICE BofA US 3-Month Treasury Bill Index (Strategy Benchmark)	5.28	2.48	2.45

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$1,015,889
  Number of Portfolio Holdings272
  Investment Advisory Fees Paid (000s)$(160)
  Portfolio Turnover Rate178.6%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Corporate Bonds	39.2%
Bank Loans	14.2
Government Bonds	13.0
Asset-Backed Securities	11.6
U.S. Treasury Obligations	7.6
Municipal Securities	2.9
Non-U.S. Government Mortgage-Backed Securities	2.5
Securities Lending Collateral	2.1
Short-Term and Other	6.9

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Bills	7.5%
Brazil Notas do Tesouro Nacional	4.4
Republic of Colombia	2.9
Republic of Sri Lanka	2.2
Cloud Software Group	2.2
Transocean	2.0
Asurion	2.0
DISH DBS	1.9
Puerto Rico Commonwealth	1.8
DISH Network	1.7

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg and ICE do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Dynamic Credit Fund

I Class (RPELX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

December 31, 2024

Dynamic Credit Fund

Z Class (TRCDX)

This annual shareholder report contains important information about Dynamic Credit Fund (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dynamic Credit Fund - Z Class	$0	0.00%

What drove fund performance during the past 12 months?

  The global investment-grade fixed income market declined over the trailing 12-month period amid rising bond yields, despite many central banks easing monetary policies, and weakening global currencies relative to the U.S. dollar.

  Despite sovereign yield volatility, the fund’s credit holdings, especially among high yield, emerging markets, securitized, and bank loans, helped drive positive performance. With central banks looking to unwind restrictive monetary policy, credit sectors largely benefited from increased risk appetite and demand for attractive yields.

  The fund utilizes short credit positions to reflect an investment view where our global research team has low conviction, and this sleeve of the fund weighed on performance amid a generally healthy environment for credit assets.

  The fund employs a flexible, cross-sector approach to source high-conviction security selection from our global multi-sector research platform while aiming to deliver attractive returns and targeting lower beta to high yield and equities. Over the period, the fund took a mostly defensive stance in terms of credit risk and duration, but we moderated that position somewhat after the uncertainty surrounding the U.S. presidential election cleared.

  The fund held material exposure to derivatives, including currency, interest rate, and credit derivatives, which we use to manage positioning more nimbly across the fund’s wide investment universe. Credit derivatives had a negative impact on performance, but other derivative exposure modestly aided returns for the period.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2024

	Z Class	Regulatory Benchmark	Strategy Benchmark
9/13/23	10,000	10,000	10,000
9/30/23	10,185	9,823	10,026
12/31/23	10,223	10,619	10,164
3/31/24	10,353	10,397	10,296
6/30/24	10,582	10,283	10,433
9/30/24	10,895	11,001	10,576
12/31/24	11,042	10,439	10,701

202501-4140694, 202502-4108400

F1549-052 2/25

Average Annual Total Returns

	1 Year	Since Inception 9/13/23
Dynamic Credit Fund (Z Class)	8.02%	7.94%
Bloomberg Global Aggregate Bond Index (Regulatory Benchmark)	-1.69	3.37
ICE BofA US 3-Month Treasury Bill Index (Strategy Benchmark)	5.28	5.36

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$1,015,889
  Number of Portfolio Holdings272
  Investment Advisory Fees Paid (000s)$(160)
  Portfolio Turnover Rate178.6%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Corporate Bonds	39.2%
Bank Loans	14.2
Government Bonds	13.0
Asset-Backed Securities	11.6
U.S. Treasury Obligations	7.6
Municipal Securities	2.9
Non-U.S. Government Mortgage-Backed Securities	2.5
Securities Lending Collateral	2.1
Short-Term and Other	6.9

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Bills	7.5%
Brazil Notas do Tesouro Nacional	4.4
Republic of Colombia	2.9
Republic of Sri Lanka	2.2
Cloud Software Group	2.2
Transocean	2.0
Asurion	2.0
DISH DBS	1.9
Puerto Rico Commonwealth	1.8
DISH Network	1.7

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg and ICE do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Dynamic Credit Fund

Z Class (TRCDX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d)  Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2024	2023

Audit Fees	$46,029	$46,733
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1)  The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

  (2)  No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)  The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,262,000 and $1,524,000, respectively.

(h)  All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i)  Not applicable.

(j)  Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)  Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b)  Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b)  Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
RPIDX Dynamic Credit Fund
RPELX Dynamic Credit Fund–
.
I Class
TRCDX Dynamic Credit Fund–
.
Z Class

T. ROWE PRICE Dynamic Credit Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 8.84 $ 9.02 $ 9.83 $ 9.75 $ 10.20
Investment activities
Net investment income
(1)(2)
0.68 0.55 0.41 0.37 0.48
Net realized and unrealized
gain/loss (0.05) (0.21) (0.42) 0.24 (0.23)
Total from investment
activities 0.63 0.34 (0.01) 0.61 0.25
Distributions
Net investment income (0.61) (0.52) (0.35) (0.34) (0.38)
Net realized gain — — (0.45) (0.19) (0.32)
Total distributions (0.61) (0.52) (0.80) (0.53) (0.70)
NET ASSET VALUE
End of period $ 8.86 $ 8.84 $ 9.02 $ 9.83 $ 9.75
Ratios/Supplemental Data
Total return
(2)(3)
7.34% 3.89% 0.02% 6.21% 2.67%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.84% 1.31% 1.53% 1.30% 1.38%
Net expenses after waivers/
payments by Price Associates 0.63% 0.64% 0.63% 0.65% 0.64%
Net investment income 7.64% 6.14% 4.40% 3.61% 4.97%
Portfolio turnover rate 178.6% 146.5% 217.6% 252.1% 301.7%
Net assets, end of period (in
thousands) $24,593 $18,157 $29,716 $38,760 $26,423
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Dynamic Credit Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 8.83 $ 9.01 $ 9.83 $ 9.74 $ 10.21
Investment activities
Net investment income
(1)(2)
0.68 0.57 0.42 0.36 0.48
Net realized and unrealized
gain/loss (0.05) (0.22) (0.43) 0.26 (0.25)
Total from investment
activities 0.63 0.35 (0.01) 0.62 0.23
Distributions
Net investment income (0.61) (0.53) (0.36) (0.34) (0.38)
Net realized gain — — (0.45) (0.19) (0.32)
Total distributions (0.61) (0.53) (0.81) (0.53) (0.70)
NET ASSET VALUE
End of period $ 8.85 $ 8.83 $ 9.01 $ 9.83 $ 9.74
Ratios/Supplemental Data
Total return
(2)(3)
7.42% 3.97% (0.01)% 6.36% 2.50%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.58% 0.94% 1.48% 1.06% 1.30%
Net expenses after
waivers/payments by Price
Associates 0.56% 0.56% 0.56% 0.60% 0.61%
Net investment income 7.72% 6.43% 4.48% 3.51% 5.01%
Portfolio turnover rate 178.6% 146.5% 217.6% 252.1% 301.7%
Net assets, end of period (in
thousands) $32,409 $29,384 $5,646 $1,943 $24,169
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Dynamic Credit Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
. . Year
Ended
12/31/24
9/13/23
(1)
Through
12/31/23
NET ASSET VALUE
Beginning of period $ 8.83 $ 8.82
Investment activities
Net investment income
(2)(3)
0.73 0.19
Net realized and unrealized gain/loss (0.05) 0.01
(4)
Total from investment activities 0.68 0.20
Distributions
Net investment income (0.66) (0.19)
NET ASSET VALUE
End of period $ 8.85 $ 8.83
Ratios/Supplemental Data
Total return
(3)(5)
8.02% 2.22%
Ratios to average net assets:
(3)
Gross expenses before waivers/payments by Price Associates 0.55% 0.55%
(6)
Net expenses after waivers/payments by Price Associates 0.00% 0.00%
(6)
Net investment income 8.27% 7.19%
(6)
Portfolio turnover rate 178.6% 146.5%
Net assets, end of period (in millions) $959 $861
0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(6)
Annualized

T. ROWE PRICE Dynamic Credit Fund
December 31, 2024

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
ANGOLA 1.3%
Government Bonds 1.3%
Republic of Angola, 8.75%, 4/14/32 (USD)  14,725,000 13,041
Total Angola (Cost $13,006) 13,041
AUSTRIA 0.9%
Corporate Bonds 0.9%
Benteler International, 10.50%, 5/15/28 (USD) (1) 9,075,000 9,524
Total Austria (Cost $9,567) 9,524
BRAZIL 6.7%
Corporate Bonds 2.4%
Banco do Estado do Rio Grande do Sul, VR, 5.375%,
1/28/31 (USD) (2) 665,000 656
CSN Resources, 5.875%, 4/8/32 (USD)  12,050,000 9,736
Raizen Fuels Finance, 6.95%, 3/5/54 (USD) (1)(3) 5,490,000 5,419
Samarco Mineracao, 9.00%, 6/30/31, (9.00% PIK) (USD) (4) 8,296,092 8,119
23,930
Government Bonds 4.3%
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%,
1/1/29  324,720,000 44,192
44,192
Total Brazil (Cost $72,153) 68,122
CANADA 0.9%
Asset-Backed Securities 0.4%
Cologix Canadian Issuer, Series 2022-1CAN, Class A2,
4.94%, 1/25/52 (1) 6,000,000 4,045
4,045
Corporate Bonds 0.5%
TER Finance Jersey, Series 21, Zero Coupon, 1/2/25
(USD) (1)(5) 4,900,000 4,899
4,899
Total Canada (Cost $9,205) 8,944

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
CHILE 0.6%
Corporate Bonds 0.6%
AES Andes, VR, 8.15%, 6/10/55 (USD) (1)(2) 6,040,000 6,121
Total Chile (Cost $6,040) 6,121
CHINA 0.0%
Corporate Bonds 0.0%
Kaisa Group Holdings, 11.95%, 10/22/22 (USD) (6)(7) 985,000 62
Total China (Cost $275) 62
COLOMBIA 4.5%
Corporate Bonds 1.6%
Bancolombia, VR, 8.625%, 12/24/34 (USD) (2)(3) 7,410,000 7,765
Ecopetrol, 8.375%, 1/19/36 (USD)  8,370,000 8,079
15,844
Government Bonds 2.9%
Republic of Colombia, 3.25%, 4/22/32 (USD)  26,490,000 20,364
Republic of Colombia, 4.125%, 5/15/51 (USD)  15,730,000 9,043
29,407
Private Investment Company 0.0%
Bona Fide Investments Feeder LLC, Acquisition Date:
6/7/23, Cost $16 (USD) (6)(8) † 21
Bona Fide Investments Holdings III, Acquisition Date:
6/14/24, Cost $10 (USD) (6)(8) † 10
31
Total Colombia (Cost $46,290) 45,282
EL SALVADOR 1.3%
Government Bonds 1.3%
Republic of El Salvador, 0.25%, 4/17/30 (USD) (1) 3,580,000 73
Republic of El Salvador, 9.25%, 4/17/30 (USD) (1) 12,695,000 13,472
Total El Salvador (Cost $12,638) 13,545

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
FRANCE 1.0%
Corporate Bonds 1.0%
Altice France Holding, 10.50%, 5/15/27 (USD) (1) 14,003,000 3,956
Societe Generale, VR, 8.125% (USD) (1)(2)(9) 6,030,000 5,909
Total France (Cost $15,480) 9,865
GERMANY 1.4%
Corporate Bonds 1.4%
Deutsche Bank, Series 2020, VR, 6.00% (USD) (2)(9) 14,800,000 14,504
Total Germany (Cost $14,555) 14,504
GHANA 0.9%
Corporate Bonds 0.9%
Kosmos Energy, 8.75%, 10/1/31 (USD) (1)(3) 9,150,000 8,629
Total Ghana (Cost $9,150) 8,629
ITALY 1.4%
Corporate Bonds 1.4%
Golden Goose, FRN, 3M EURIBOR + 4.875%, 7.898%,
5/14/27  13,939,000 14,614
Total Italy (Cost $14,786) 14,614
JERSEY 1.0%
Corporate Bonds 1.0%
Africell Holding, 10.50%, 10/23/29 (USD) (1) 10,065,000 9,889
Total Jersey (Cost $10,065) 9,889
LUXEMBOURG 0.4%
Corporate Bonds 0.4%
Altice Financing, 9.625%, 7/15/27 (USD) (1) 3,916,000 3,603
Total Luxembourg (Cost $3,885) 3,603
MAURITIUS 0.6%
Corporate Bonds 0.6%
Axian Telecom, 7.375%, 2/16/27 (USD) (1) 200,000 201

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
Axian Telecom, 7.375%, 2/16/27 (USD)  5,500,000 5,515
Total Mauritius (Cost $5,307) 5,716
MEXICO 6.0%
Bank Loans 1.4% (10)
Mercury Data Center Bidco, FRN, 3M TSFR + 4.75%,
9.222%, 9/5/29 (USD) (5) 15,000,000 14,925
14,925
Corporate Bonds 4.6%
BBVA Bancomer, VR, 8.125%, 1/8/39 (USD) (1)(2) 13,695,000 13,981
Comision Federal de Electricidad, 5.70%, 1/24/30 (USD) (1) 15,540,000 14,930
Metalsa, 3.75%, 5/4/31 (USD) (1)(3) 7,135,000 5,739
Petroleos Mexicanos, 5.50%, 6/27/44 (USD)  5,805,000 3,616
Petroleos Mexicanos, 6.70%, 2/16/32 (USD)  700,000 610
Petroleos Mexicanos, 10.00%, 2/7/33 (USD) (3) 7,304,000 7,590
46,466
Total Mexico (Cost $61,389) 61,391
MONTENEGRO 1.0%
Government Bonds 1.0%
Republic of Montenegro, 7.25%, 3/12/31 (USD) (1) 9,640,000 9,905
Total Montenegro (Cost $9,861) 9,905
SRI LANKA 2.2%
Government Bonds 2.2%
Republic of Sri Lanka, 4.00%, 4/15/28 (USD) (1) 4,332,478 4,068
Republic of Sri Lanka, STEP, 3.10%, 1/15/30 (USD) (1) 3,457,316 2,869
Republic of Sri Lanka, STEP, 3.35%, 3/15/33 (USD) (1) 6,781,466 5,163
Republic of Sri Lanka, STEP, 3.60%, 6/15/35 (USD) (1) 4,579,050 3,320
Republic of Sri Lanka, STEP, 3.60%, 5/15/36 (USD) (1) 3,177,968 2,423
Republic of Sri Lanka, STEP, 3.60%, 2/15/38 (USD) (1) 6,358,605 4,873
Total Sri Lanka (Cost $21,794) 22,716
SURINAME 0.0%
Government Bonds 0.0%
Republic of Suriname, 7.95%, 7/15/33, (4.95% Cash and
3.00% PIK) (USD) (1)(4) 275,533 248

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Suriname, VR, 9.00%, 12/31/50 (USD) (1) 130,000 130
Total Suriname (Cost $273) 378
UNITED KINGDOM 2.4%
Bank Loans 1.4% (10)
CD&R Firefly Bidco, FRN, 3M EURIBOR + 3.75%, 6.802%,
4/29/29 (EUR)  6,420,000 6,679
CD&R Firefly Bidco, FRN, GBP SONIA + 5.75%, 10.70%,
6/21/28  4,670,000 5,832
ZPG, FRN, GBP SONIA + 5.50%, 10.20%, 7/31/28  1,250,000 1,567
14,078
Convertible Bonds 0.1%
Immunocore Holdings, 2.50%, 2/1/30 (USD) (1) 553,000 464
464
Corporate Bonds 0.9%
Vmed O2 U.K. Financing I, 7.75%, 4/15/32 (USD) (1) 9,555,000 9,544
9,544
Total United Kingdom (Cost $24,402) 24,086
UNITED STATES 52.3%
Asset-Backed Securities 11.2%
Auxilior Term Funding, Series 2023-1A, Class E, 10.97%,
12/15/32 (1) 6,770,000 6,946
Bayview Opportunity Master Fund VII, Series 2024-CAR1,
Class E, FRN, SOFR30A + 3.60%, 8.169%, 12/26/31 (1) 2,267,005 2,296
Blackbird Capital Aircraft Lease Securitization, Series 2016-
1A, Class A, STEP, 6.50%, 12/16/41 (1) 165,180 165
Blue Owl Asset Leasing Trust, Series 2024-1A, Class D,
8.00%, 12/15/31 (1) 5,011,000 4,995
Carvana Auto Receivables Trust, Series 2024-N2, Class E,
8.16%, 6/10/31 (1) 7,300,000 7,321
Driven Brands Funding, Series 2019-2A, Class A2, 3.981%,
10/20/49 (1) 4,157,925 4,058
Elara HGV Timeshare Issuer, Series 2019-A, Class C,
3.45%, 1/25/34 (1) 28,648 28
Elara HGV Timeshare Issuer, Series 2023-A, Class D,
10.10%, 2/25/38 (1) 132,389 136
FOCUS Brands Funding, Series 2023-2, Class A2, 8.241%,
10/30/53 (1) 8,840,700 9,314
Frontier Issuer, Series 2023-1, Class C, 11.50%, 8/20/53 (1) 10,865,765 11,588

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
Frontier Issuer, Series 2024-1, Class C, 11.16%, 6/20/54 (1) 1,098,880 1,228
Goto Foods Funding, Series 2017-1A, Class A2II, 5.093%,
4/30/47 (1) 2,090,500 2,060
Hardee's Funding, Series 2020-1A, Class A2, 3.981%,
12/20/50 (1) 1,597,969 1,502
Hardee's Funding, Series 2021-1A, Class A2, 2.865%,
6/20/51 (1) 1,215,900 1,089
Hardee's Funding, Series 2024-1A, Class A2, 7.253%,
3/20/54 (1) 9,835,675 10,046
Hilton Grand Vacations Trust, Series 2024-1B, Class D,
8.85%, 9/15/39 (1) 2,065,823 2,105
Huntington Bank Auto Credit-Linked Notes, Series 2024-1,
Class C, FRN, SOFR30A + 3.15%, 7.755%, 5/20/32 (1) 2,107,618 2,129
Jersey Mike's Funding, Series 2019-1A, Class A2, 4.433%,
2/15/50 (1) 230,260 227
Jersey Mike's Funding, Series 2021-1A, Class A2I, 2.891%,
2/15/52 (1) 49,750 48
MVW, Series 2023-2A, Class D, 9.33%, 11/20/40 (1) 4,378,213 4,472
Octane Receivables Trust, Series 2023-1A, Class E, 9.25%,
8/20/30 (1) 255,000 267
Post Road Equipment Finance, Series 2024-1A, Class E,
8.50%, 12/15/31 (1) 3,338,000 3,302
Santander Bank Auto Credit-Linked Notes, Series 2023-A,
Class E, 10.068%, 6/15/33 (1) 80,479 82
Santander Bank Auto Credit-Linked Notes, Series 2023-B,
Class E, 8.408%, 12/15/33 (1) 4,705,278 4,812
SCF Equipment Leasing, Series 2022-1A, Class F, 6.00%,
7/20/32 (1) 5,650,000 5,483
SCF Equipment Leasing, Series 2024-1A, Class E, 9.00%,
12/20/34 (1) 3,300,000 3,338
SEB Funding, Series 2024-1A, Class A2, 7.386%,
4/30/54 (1) 14,435,000 14,761
Sierra Timeshare Receivables Funding, Series 2021-1A,
Class D, 3.17%, 11/20/37 (1) 832,668 806
Sierra Timeshare Receivables Funding, Series 2023-3A,
Class D, 9.44%, 9/20/40 (1) 3,101,487 3,201
Sierra Timeshare Receivables Funding, Series 2024-1A,
Class D, 8.02%, 1/20/43 (1) 1,456,929 1,472
Stonepeak ABS, Series 2021-1A, Class B, 3.821%,
2/28/33 (1) 148,520 140
TPIC SPV I, Series 2024-1A, Class A, Acquisition Date:
12/10/24, Cost $4,300, 7.131%, 11/30/44 (8) 4,300,000 4,300
113,717

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
Bank Loans 11.4% (10)
Asurion, FRN, 1M TSFR + 4.25%, 8.707%, 8/19/28  19,584,831 19,585
Asurion, FRN, 1M TSFR + 5.25%, 9.721%, 1/31/28  185,904 181
Chromalloy, FRN, 3M TSFR + 3.75%, 8.06%, 3/27/31  13,920,050 13,922
Cloud Software Group, FRN, 1M TSFR + 3.75%, 8.079%,
3/21/31  7,465,000 7,481
Cloud Software Group, FRN, 3M TSFR + 3.50%, 7.829%,
3/30/29  4,207,995 4,217
CMG Media, FRN, 1M TSFR + 3.50%, 7.929%, 6/18/29  9,763,746 8,724
CSC Holdings, FRN, 1M TSFR + 2.50%, 7.173%, 4/15/27  5,725,000 5,273
CSC Holdings, FRN, 1M TSFR + 4.50%, 8.806%, 1/18/28  9,785,202 9,579
Ellucian Holdings, FRN, 1M TSFR + 3.00%, 7.357%, 10/9/29  5,233,194 5,263
Ellucian Holdings, FRN, 1M TSFR + 4.75%, 9.107%,
11/14/32  4,925,000 5,007
Icon Parent, FRN, 1M TSFR + 3.00%, 7.516%, 11/13/31  8,815,000 8,840
LTI Holdings, FRN, 1M TSFR + 4.75%, 9.107%, 7/29/29  6,962,550 6,966
Radiate Holdco, FRN, 1M TSFR + 3.25%, 7.721%, 9/25/26  17,068,343 14,884
RFS OPCO, FRN, 1M TSFR + 4.75%, 9.079%, 4/4/31 (5) 6,264,300 6,202
116,124
Common Stocks 0.0%
Altera Infrastructure, Acquisition Date: 1/19/23, Cost $13 (5)
(6)(8) 639 18
18
Convertible Bonds 0.8%
Wolfspeed, 1.875%, 12/1/29  19,595,000 8,083
8,083
Convertible Preferred Stocks 1.5%
Ares Management, Series B, 6.75%, 10/1/27  111,744 6,151
Boeing, 6.00%, 10/15/27  74,353 4,527
Kobold Metals, Series C-2, Acquisition Date: 9/20/24,
Cost $4,009 (5)(6)(8) 51,015 4,334
15,012
Corporate Bonds 21.0%
Alliant Holdings Intermediate, 6.50%, 10/1/31 (1) 9,895,000 9,747
American Airlines, 5.75%, 4/20/29 (1) 4,618,182 4,572
AP Grange Holdings, Acquisition Date: 6/12/24, Cost $8,925,
6.50%, 3/20/45 (5)(8) 8,925,000 8,925
At Home Group, 4.875%, 7/15/28 (1) 210,000 84

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
Blackstone Mortgage Trust, 7.75%, 12/1/29 (1) 5,230,000 5,367
Centene, 3.00%, 10/15/30  2,458,000 2,114
Centene, 4.625%, 12/15/29  2,462,000 2,314
CHS, 10.875%, 1/15/32 (1) 5,655,000 5,818
Cloud Software Group, 8.25%, 6/30/32 (1) 2,939,000 3,031
Cloud Software Group, 9.00%, 9/30/29 (1) 7,175,000 7,274
Comstock Resources, 6.75%, 3/1/29 (1) 8,796,000 8,554
Crescent Energy Finance, 7.375%, 1/15/33 (1) 5,925,000 5,762
CVS Health, VR, 6.75%, 12/10/54 (2) 2,305,000 2,247
DISH DBS, 5.25%, 12/1/26 (1) 15,035,000 13,644
DISH DBS, 5.75%, 12/1/28 (1) 606,000 518
DISH DBS, 7.75%, 7/1/26  6,145,000 5,146
DISH Network, 11.75%, 11/15/27 (1) 16,700,000 17,639
Icahn Enterprises, 9.00%, 6/15/30  12,450,000 11,905
LCPR Senior Secured Financing, 6.75%, 10/15/27 (1) 10,355,000 9,332
MPT Operating Partnership, 2.50%, 3/24/26 (GBP) (3) 12,665,000 14,013
Navient, 11.50%, 3/15/31  13,445,000 14,991
Neptune Bidco U.S., 9.29%, 4/15/29 (1) 17,130,000 15,888
NGL Energy Operating, 8.125%, 2/15/29 (1) 3,348,000 3,381
OneMain Finance, 7.125%, 11/15/31  11,030,000 11,237
Transocean, 8.75%, 2/15/30 (1) 19,575,500 20,163
Venture Global LNG, VR, 9.00% (1)(2)(9) 9,775,000 10,203
213,869
Municipal Securities 2.9%
Colorado HFA, Covenant Living Community, Series B,
4.48%, 12/1/40  235,000 189
Michigan Tobacco Settlement Fin. Auth., Series B, Zero
Coupon, 6/1/46  25,000 3
Port of Beaumont Navigation Dist., Jefferson Gulf Coast,
Series B, 10.00%, 7/1/26 (1) 10,720,000 10,954
Puerto Rico Commonwealth, GO, VR, 11/1/43 (11) 29,468,352 18,049
Puerto Rico Electric Power Auth., Build America, 5.95%,
7/1/30 (6)(12) 40,000 22
Puerto Rico Electric Power Auth., Build America, 6.05%,
7/1/32 (6)(12) 150,000 81
Tobacco Settlement Fin., Series A-1, 6.706%, 6/1/46  250,000 209
Tobacco Settlement Fin. Auth., Series B, 4.875%, 6/1/49  90,000 85
Tobacco Settlement Fin. Auth., Series B, Zero Coupon,
6/1/47  460,000 43
29,635

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
Non-U.S. Government Mortgage-Backed Securities 2.5%
Alen Mortgage Trust, Series 2021-ACEN, Class A, ARM, 1M
TSFR + 1.264%, 5.662%, 4/15/34 (1) 2,120,000 1,966
Bayview Financing Trust, Series 2024-2F, Class A, CMO,
ARM, Acquisition Date: 8/29/24, Cost $5,031, 8.10%,
9/25/29 (5)(8) 5,030,628 5,031
BBCMS Mortgage Trust, Series 2019-BWAY, Class E, ARM,
1M TSFR + 2.964%, 7.361%, 11/15/34 (1) 120,000 1
BBCMS Trust, Series 2015-SRCH, Class D, ARM, 4.957%,
8/10/35 (1) 2,131,000 1,909
BSREP Commercial Mortgage Trust, Series 2021-DC, Class
C, ARM, 1M TSFR + 1.664%, 6.062%, 8/15/38 (1) 1,170,417 925
BX Trust, Series 2021-VIEW, Class F, ARM, 1M TSFR +
4.044%, 8.441%, 6/15/36 (1) 145,000 136
CAFL, Series 2021-RTL1, Class A1, CMO, STEP, 2.239%,
3/28/29 (1) 49,373 49
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class
E, ARM, 1M TSFR + 2.447%, 6.845%, 12/15/37 (1) 2,912,500 2,913
Cantor Commercial Real Estate Lending, Series 2019-CF1,
Class 65C, ARM, 4.123%, 5/15/52 (1) 115,000 39
Cantor Commercial Real Estate Lending, Series 2019-CF1,
Class 65D, ARM, 4.66%, 5/15/52 (1) 70,000 19
Finance of America HECM Buyout, Series 2024-HB1, Class
M5, ARM, 6.00%, 10/1/34 (1) 8,725,000 6,287
LSTAR Commercial Mortgage Trust, Series 2017-5, Class D,
ARM, 4.667%, 3/10/50 (1) 220,000 176
Oceanview Mortgage Loan Trust, Series 2020-1, Class A3,
CMO, ARM, 3.285%, 5/28/50 (1) 115,000 97
ONE Mortgage Trust, Series 2021-PARK, Class D, ARM, 1M
TSFR + 1.614%, 6.011%, 3/15/36 (1) 711,000 679
TX Trust, Series 2024-HOU, Class D, ARM, 1M TSFR +
3.239%, 7.636%, 6/15/39 (1) 2,805,000 2,803
Verus Securitization Trust, Series 2021-2, Class M1, CMO,
ARM, 2.187%, 2/25/66 (1) 150,000 114
Verus Securitization Trust, Series 2021-5, Class M1, CMO,
ARM, 2.331%, 9/25/66 (1) 3,270,000 2,259
25,403
U.S. Government & Agency Mortgage-Backed
Securities 1.0%
Federal National Mortgage Assn., CMO, IO
2.00%, 5/25/51 - 4/25/52  45,712,511 5,977
Government National Mortgage Assn., CMO, IO
2.00%, 11/20/50 - 12/20/50  4,347,185 533

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
2.50%, 8/20/49 - 11/20/51  24,435,152 3,437
9,947
Total United States (Cost $528,636) 531,808
SHORT-TERM INVESTMENTS 12.0%
Money Market Funds 4.4%
T. Rowe Price Government Reserve Fund, 4.53% (13)(14) 45,008,624 45,009
45,009
U.S. Treasury Obligations 7.6%
U.S. Treasury Bills, 4.399%, 2/27/25 (15) 76,775,000 76,270
76,270
Total Short-Term Investments (Cost $121,254) 121,279
SECURITIES LENDING COLLATERAL 2.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 1.4%
Money Market Funds 1.4%
T. Rowe Price Government Reserve Fund, 4.53% (13)(14) 14,254,626 14,255
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 14,255
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH STATE STREET BANK AND TRUST COMPANY 0.7%
Money Market Funds 0.7%
T. Rowe Price Government Reserve Fund, 4.53% (13)(14) 7,438,238 7,438
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 7,438
Total Securities Lending Collateral (Cost $21,693) 21,693

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.3%
OTC Options Purchased 0.3%
Counterparty Description Contracts
Notional
Amount $ Value
Barclays Bank
Credit Default
Swap,
Protection
Bought
(Relevant
Credit:
Markit CDX.
NA.HY-S43,
5 Year Index,
12/20/29),
Pay 5.00%
Quarterly,
Receive upon
credit default,
4/16/25 @
1.05%* (6) 2 126,900 923
Morgan Stanley
10 Year Interest
Rate Swap,
7/1/35 Pay
Fixed 4.55%
Annually,
Receive
Variable
4.49% (SOFR)
Annually,
6/27/25 @
4.55%* (6) 1 119,735 1,096
Morgan Stanley
Credit Default
Swap,
Protection
Sold (Relevant
Credit:
Markit iTraxx
Europe-S42,
5 Year Index,
12/20/29),
Receive 1.00%
Quarterly, Pay
upon credit
default, 3/19/25
@ 0.50%*
(EUR) (6) 2 406,900 128

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Morgan Stanley
Credit Default
Swap,
Protection
Sold (Relevant
Credit:
Markit iTraxx
Europe-S42,
5 Year Index,
12/20/29),
Receive 1.00%
Quarterly, Pay
upon credit
default, 3/19/25
@ 0.53%*
(EUR) (6) 1 203,450 126
Morgan Stanley
iShares Russell
2000 ETF, Call,
3/21/25 @
$250.00 (6) 233 5,148 30
Morgan Stanley
S&P 500 Index,
Put, 4/17/25 @
$5,950.00 (6) 33 19,409 576
Morgan Stanley
S&P 500 Index,
Put, 12/19/25 @
$5,700.00 (6) 23 13,528 529
Morgan Stanley
Technology
Select Sector
SPDR Fund,
Call, 3/21/25 @
$230.00 (6) 66 1,535 80
Wells Fargo
Energy Select
Sector SPDR
Fund, Call,
3/21/25 @
$91.00 (6) 182 1,559 29
Wells Fargo
SPDR S&P
Regional
Banking ETF,
Call, 3/21/25 @
$68.00 (6) 520 3,138 52
Total Options Purchased (Cost $4,300) 3,569
Total Investments in Securities
101.2% of Net Assets
(Cost $1,036,004) $ 1,028,286

T. ROWE PRICE Dynamic Credit Fund

‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
† Investment fund is not unitized.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $435,117 and represents 42.8% of net assets.
(2) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(3) See Note 4 . All or a portion of this security is on loan at December 31, 2024.
(4) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(5) See Note 2. Level 3 in fair value hierarchy.
(6) Non-income producing
(7) Security is in default or has failed to make a scheduled interest and/or principal payment.
(8) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $22,639 and represents 2.2% of net assets.
(9) Perpetual security with no stated maturity date.
(10) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(11) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(12) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(13) Seven-day yield
(14) Affiliated Companies
(15) At December 31, 2024, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.

T. ROWE PRICE Dynamic Credit Fund

1M TSFR One month term SOFR (Secured overnight financing rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CMO Collateralized Mortgage Obligation
CORRA Canadian Overnight Repo Rate Average
CPI Consumer Price Index
ETF Exchange-Traded Fund
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
HFA Health Facility Authority
IO Interest-only security for which the fund receives interest on notional principal
JPY Japanese Yen
NOK Norwegian Krone
NZD New Zealand Dollar
OTC Over-the-counter
PIK Payment-in-kind
SEK Swedish Krona
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
SONIA Sterling Overnight Index Average
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
SWAPS (1.1)%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS (0.3)%
Credit Default Swaps, Protection Sold (0.3)%
United States (0.3)%
Goldman Sachs, Protection
Sold (Relevant Credit: Markit CMBX.
NA.BBB-S17, 35 Year Index), Receive
3.00% Monthly, Pay upon credit default,
12/15/56 10,493 (1,118) (1,258) 140
Morgan Stanley, Protection
Sold (Relevant Credit: Markit CMBX.
NA.BBB-S17, 35 Year Index), Receive
3.00% Monthly, Pay upon credit default,
12/15/56 15,325 (1,634) (1,828) 194
Total United States (3,086) 334
Total Bilateral Credit Default Swaps, Protection
Sold (3,086) 334
Total Bilateral Swaps (3,086) 334
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.8)%
Credit Default Swaps, Protection Bought (0.8)%
Canada (0.0)%
Protection Bought (Relevant Credit:
Bombardier), Pay 5.00% Quarterly,
Receive upon credit default, 6/20/28
(USD) 1,515 (181) (59) (122)
Total Canada (122)
Oman (0.0)%
Protection Bought (Relevant Credit:
Sultanate of Oman), Pay 1.00%
Quarterly, Receive upon credit default,
12/20/28 (USD) 10,262 (65) 270 (335)
Total Oman (335)
United States (0.8)%
Protection Bought (Relevant Credit:
Delta Air Lines), Pay 5.00% Quarterly,
Receive upon credit default, 6/21/27 335 (36) (6) (30)

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Protection Bought (Relevant Credit:
Delta Air Lines), Pay 5.00% Quarterly,
Receive upon credit default, 12/20/28 * 11,761 (1,826) (1,581) (245)
Protection Bought (Relevant Credit:
Markit CDX.NA.HY-S43, 5 Year Index),
Pay 5.00% Quarterly, Receive upon
credit default, 12/20/29 38,050 (2,991) (3,050) 59
Protection Bought (Relevant Credit:
Nova Chemicals), Pay 5.00% Quarterly,
Receive upon credit default, 12/20/28 5,657 (694) (290) (404)
Protection Bought (Relevant Credit:
United Airlines Holdings), Pay 5.00%
Quarterly, Receive upon credit default,
6/20/29 * 18,010 (2,325) 52 (2,377)
Total United States (2,997)
Total Centrally Cleared Credit Default Swaps,
Protection Bought (3,454)
Credit Default Swaps, Protection Sold (0.1)%
Luxembourg (0.2)%
Protection Sold (Relevant Credit: SES
S.A., Baa3*), Receive 1.00% Quarterly,
Pay upon credit default, 12/20/29 20,200 (2,015) (1,418) (597)
Total Luxembourg (597)
United States 0.1%
Protection Sold (Relevant Credit: Avis
Budget Car Rental, BB-*), Receive
5.00% Quarterly, Pay upon credit
default, 6/20/27 2,826 142 115 27
Total United States 27
Total Centrally Cleared Credit Default Swaps,
Protection Sold (570)
Interest Rate Swaps 0.2%
Canada 0.1%
5 Year Interest Rate Swap, Receive
Fixed 3.297% Semi-Annually, Pay
Variable 3.320% (CORRA) Semi-
Annually, 6/14/29 146,480 2,528 — 2,528
30 Year Interest Rate Swap, Pay Fixed
3.236% Semi-Annually, Receive Variable
3.320% (CORRA) Semi-Annually,
6/15/54 35,418 (1,035) — (1,035)
Total Canada 1,493

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
United Kingdom (0.1)%
2 Year Interest Rate Swap, Receive
Fixed 4.257% Annually, Pay Variable
4.716% (GBP SONIA) Annually, 11/9/26 209,675 (356) — (356)
2 Year Interest Rate Swap, Receive
Fixed 4.259% Annually, Pay Variable
4.714% (GBP SONIA) Annually, 11/16/26 214,333 (308) — (308)
Total United Kingdom (664)
United States 0.2%
5 Year Interest Rate Swap, Pay Fixed
3.844% Annually, Receive Variable
4.535% (SOFR) Annually, 11/27/29 56,130 537 — 537
5 Year Interest Rate Swap, Pay Fixed
4.017% Annually, Receive Variable
4.490% (SOFR) Annually, 1/3/30 113,545 — — —
10 Year Interest Rate Swap, Pay Fixed
3.803% Annually, Receive Variable
4.535% (SOFR) Annually, 11/27/34 30,632 692 — 692
10 Year Interest Rate Swap, Pay Fixed
3.826% Annually, Receive Variable
4.532% (SOFR) Annually, 11/29/34 31,080 643 — 643
10 Year Interest Rate Swap, Pay Fixed
4.082% Annually, Receive Variable
4.433% (SOFR) Annually, 12/25/34 30,972 (22) — (22)
Total United States 1,850
Total Centrally Cleared Interest Rate Swaps 2,679

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Zero-Coupon Inflation Swaps (0.1)%
United States (0.1)%
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.607% at Maturity, Receive
Variable (Change in CPI) at Maturity,
5/31/34 94,500 (1,413) — (1,413)
Total United States (1,413)
Total Centrally Cleared Zero-Coupon Inflation
Swaps (1,413)
Total Centrally Cleared Swaps (2,758)
Net payments (receipts) of variation margin to date 3,075
Variation margin receivable (payable) on centrally cleared swaps $ 317
* Credit ratings as of December 31, 2024. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of $(49).

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 1/24/25 NZD 102 USD 61 $ (4)
Bank of America 1/24/25 USD 1,243 AUD 1,912 59
Bank of America 1/24/25 USD 488 NOK 5,508 4
Barclays Bank 1/24/25 JPY 18,435 USD 121 (3)
Barclays Bank 1/24/25 NZD 629 USD 375 (23)
Barclays Bank 1/24/25 USD 113 AUD 181 1
Barclays Bank 1/24/25 USD 174 CHF 149 9
Barclays Bank 2/21/25 EUR 9,840 USD 10,369 (154)
Barclays Bank 2/21/25 GBP 1,562 USD 1,969 (14)
Barclays Bank 2/21/25 USD 499 EUR 472 9
Barclays Bank 2/21/25 USD 22,412 GBP 17,772 171
Barclays Bank 2/28/25 USD 241 SEK 2,630 3
BNY Mellon 1/24/25 NOK 12,853 USD 1,170 (41)
BNY Mellon 2/21/25 EUR 9,800 USD 10,327 (154)
BNY Mellon 2/21/25 USD 5,882 GBP 4,635 82
Canadian Imperial Bank
of Commerce 1/24/25 CAD 6,335 USD 4,453 (42)
Citibank 1/24/25 AUD 221 USD 145 (9)
Citibank 1/24/25 USD 82 AUD 127 3
Citibank 1/24/25 USD 213 CAD 301 3
Citibank 1/24/25 USD 290 JPY 43,266 14
Citibank 2/21/25 USD 199 GBP 157 3
Citibank 2/28/25 USD 142 SEK 1,544 2
Deutsche Bank 1/24/25 AUD 694 USD 457 (27)
Deutsche Bank 1/24/25 JPY 748,540 USD 5,044 (273)
Deutsche Bank 1/24/25 NOK 3,247 USD 294 (9)
Deutsche Bank 1/24/25 USD 326 CAD 463 4
Deutsche Bank 1/24/25 USD 325 JPY 50,284 5
Deutsche Bank 1/24/25 USD 253 JPY 39,876 (1)
Deutsche Bank 1/24/25 USD 407 NZD 699 16
Deutsche Bank 2/21/25 EUR 2,233 USD 2,365 (47)
Deutsche Bank 2/21/25 USD 24,800 EUR 23,425 483
Deutsche Bank 2/28/25 USD 271 SEK 2,965 2
Goldman Sachs 1/24/25 JPY 315,974 USD 2,092 (78)
Goldman Sachs 1/24/25 USD 235 AUD 368 7
Goldman Sachs 1/24/25 USD 273 CAD 380 8
Goldman Sachs 2/21/25 EUR 776 USD 819 (13)
Goldman Sachs 2/21/25 USD 5,358 GBP 4,229 66
Goldman Sachs 2/28/25 USD 193 SEK 2,120 1
HSBC Bank 1/24/25 CAD 296 USD 213 (7)
HSBC Bank 1/24/25 NZD 139 USD 81 (4)

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
HSBC Bank 1/24/25 USD 263 AUD 404 $ 13
HSBC Bank 1/24/25 USD 304 CAD 436 —
HSBC Bank 2/21/25 USD 365 EUR 350 2
JPMorgan Chase 1/24/25 AUD 118 USD 78 (5)
JPMorgan Chase 1/24/25 USD 161 AUD 257 2
JPMorgan Chase 1/24/25 USD 2,853 CAD 3,995 72
JPMorgan Chase 1/24/25 USD 252 JPY 38,433 7
JPMorgan Chase 1/24/25 USD 51 NOK 565 1
JPMorgan Chase 2/28/25 USD 146 SEK 1,604 —
Morgan Stanley 1/24/25 USD 345 CAD 497 (1)
Morgan Stanley 1/24/25 USD 283 CHF 248 9
Morgan Stanley 2/21/25 USD 139 GBP 111 1
RBC Dominion
Securities 1/24/25 USD 793 AUD 1,275 4
RBC Dominion
Securities 1/24/25 USD 261 CAD 365 6
Standard Chartered 1/24/25 JPY 761,690 USD 5,109 (254)
Standard Chartered 2/21/25 USD 9,638 EUR 9,105 186
State Street 1/24/25 AUD 7,360 USD 4,912 (356)
State Street 2/21/25 EUR 583 USD 619 (14)
State Street 2/28/25 USD 522 SEK 5,713 4
Toronto-Dominion Bank 1/24/25 NZD 1,412 USD 844 (54)
Toronto-Dominion Bank 1/24/25 USD 6,790 CAD 9,358 274
Toronto-Dominion Bank 2/21/25 GBP 9,305 USD 11,694 (50)
Toronto-Dominion Bank 2/21/25 USD 7,902 EUR 7,450 168
UBS Investment Bank 1/24/25 CHF 18 USD 20 —
UBS Investment Bank 1/24/25 USD 4,994 AUD 7,684 238
UBS Investment Bank 1/24/25 USD 3,181 CHF 2,738 156
UBS Investment Bank 1/24/25 USD 123 JPY 18,430 5
UBS Investment Bank 1/24/25 USD 611 NOK 6,821 12
UBS Investment Bank 3/6/25 USD 49,350 BRL 301,380 1,148
Net unrealized gain (loss) on open forward
currency exchange contracts $ 1,626

T. ROWE PRICE Dynamic Credit Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 84 Commonwealth of Australia ten year
bond contracts 3/25 5,869 $ (38)
Short, 254 Euro BTP contracts 3/25 (31,568) 689
Short, 121 Euro BUND contracts 3/25 (16,725) 258
Long, 38 U.K. Gilt ten year contracts 3/25 4,396 (111)
Long, 284 U.S. Treasury Notes ten year contracts 3/25 30,885 (306)
Net payments (receipts) of variation margin to date (511)
Variation margin receivable (payable) on open futures contracts $ (19)

T. ROWE PRICE Dynamic Credit Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control.
The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.53% $ — $ — $ 2,077++
Totals $ —# $ — $ 2,077+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
12/31/24
T. Rowe Price Government
Reserve Fund, 4.53% $ 100,498  ¤  ¤ $ 66,702
Total $ 66,702^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $2,077 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $66,702.

T. ROWE PRICE Dynamic Credit Fund
December 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $1,036,004) $ 1,028,286
Interest and dividends receivable 14,031
Unrealized gain on forward currency exchange contracts 3,263
Receivable for investment securities sold 1,602
Receivable for shares sold 731
Due from affiliates 430
Unrealized gain on bilateral swaps 334
Variation margin receivable on centrally cleared swaps 317
Foreign currency (cost $287) 288
Other assets 82
Total assets 1,049,364
Liabilities
Obligation to return securities lending collateral 21,693
Bilateral swap premiums received 3,086
Unrealized loss on forward currency exchange contracts 1,637
Payable for investment securities purchased 1,534
Payable for shares redeemed 647
Investment management fees payable 431
Variation margin payable on futures contracts 19
Payable to directors 1
Other liabilities 4,427
Total liabilities 33,475
Commitments and Contingent Liabilities (note 7 )
NET ASSETS $ 1,015,889

T. ROWE PRICE Dynamic Credit Fund
December 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (4,560)
Paid-in capital applicable to 114,752,636 shares of $0.01 par value capital stock outstanding; 18,000,000,000 shares of
the Corporation authorized 1,020,449
NET ASSETS $ 1,015,889
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $24,593; Shares outstanding: 2,775,489) $ 8.86
I Class
(Net assets: $32,409; Shares outstanding: 3,660,060) $ 8.85
Z Class
(Net assets: $958,887; Shares outstanding: 108,317,087) $ 8.85

T. ROWE PRICE Dynamic Credit Fund
Statement of Operations

($000s)
Year
Ended
12/31/24
Investment Income (Loss)
Income
.
  Interest (net of foreign taxes of $55) $ 76,573
Dividend 2,802
Securities lending 137
Total income 79,512
Expenses
Investment management 4,841
Shareholder servicing
Investor Class $ 51
I Class 7 58
Prospectus and shareholder reports
Investor Class 7
I Class 1
Z Class 9 17
Custody and accounting 269
Legal and audit 52
Registration 42
Directors 3
Miscellaneous 56
Waived / paid by Price Associates (5,001)
Total expenses 337
Net investment income 79,175

T. ROWE PRICE Dynamic Credit Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/24
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (net of foreign taxes of $197) 35,736
Futures (3,953)
Swaps (10,499)
Options written 3,512
Forward currency exchange contracts (5,298)
Foreign currency transactions 367
Net realized gain 19,865
Change in net unrealized gain / loss
Securities (32,608)
Futures 4,267
Swaps 768
Options written (776)
Forward currency exchange contracts 4,092
Other assets and liabilities denominated in foreign currencies (43)
Change in net unrealized gain / loss (24,300)
Net realized and unrealized gain / loss (4,435)
INCREASE IN NET ASSETS FROM OPERATIONS $ 74,740

T. ROWE PRICE Dynamic Credit Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/24 12/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 79,175 $ 14,716
Net realized gain (loss) 19,865 (24,885)
Change in net unrealized gain / loss (24,300) 17,698
Increase in net assets from operations 74,740 7,529
Distributions to shareholders
Net earnings
Investor Class (1,364) (1,834)
I Class (2,124) (656)
Z Class (68,291) (11,355)
Decrease in net assets from distributions (71,779) (13,845)
Capital share transactions
*
Shares sold
Investor Class 17,277 20,122
I Class 13,819 29,431
Z Class 115,044 859,238
Distributions reinvested
Investor Class 1,340 701
I Class 2,101 648
Z Class 68,404 11,501
Shares redeemed
Investor Class (12,246) (31,503)
I Class (12,989) (6,083)
Z Class (88,702) (4,221)
Increase in net assets from capital share
transactions 104,048 879,834

T. ROWE PRICE Dynamic Credit Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/24 12/31/23
Net Assets
Increase during period 107,009 873,518
Beginning of period 908,880 35,362
End of period $ 1,015,889 $ 908,880
*Share information (000s)
Shares sold
Investor Class 1,952 2,270
I Class 1,564 3,314
Z Class 13,041 96,750
Distributions reinvested
Investor Class 151 79
I Class 238 73
Z Class 7,738 1,303
Shares redeemed
Investor Class (1,382) (3,590)
I Class (1,470) (685)
Z Class (10,033) (482)
Increase in shares outstanding 11,799 99,032

T. ROWE PRICE Dynamic Credit Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price International Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Dynamic Credit Fund (the
fund) is a diversified, open-end management investment company established by the corporation. The fund seeks total return through a combination of income and capital appreciation. The fund has three classes of shares: the Dynamic
Credit Fund (Investor Class), the Dynamic Credit Fund–I Class (I Class) and
the Dynamic Credit Fund–Z Class (Z Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Z Class is only available to funds advised by T. Rowe
Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment

T. ROWE PRICE Dynamic Credit Fund

companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency

T. ROWE PRICE Dynamic Credit Fund

of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Dynamic Credit Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.

T. ROWE PRICE Dynamic Credit Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the Valuation Designee may adjust the investee’s
NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices.
Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Dynamic Credit Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2024
(for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 299,075 $ — $ 299,075
Bank Loans — 124,000 21,127 145,127
Common Stocks — — 18 18
Convertible Preferred Stocks 10,678 — 4,334 15,012
Corporate Bonds — 383,255 13,824 397,079
Non-U.S. Government
Mortgage-Backed Securities — 20,372 5,031 25,403
Private Investment Company
2
— — — 31
Short-Term Investments 45,009 76,270 — 121,279
Securities Lending Collateral 21,693 — — 21,693
Options Purchased — 3,569 — 3,569
Total Securities 77,380 906,541 44,334 1,028,286
Swaps* — 4,486 — 4,486
Forward Currency Exchange
Contracts — 3,263 — 3,263
Futures Contracts* 947 — — 947
Total $ 78,327 $ 914,290 $ 44,334 $ 1,036,982
Liabilities
Swaps* $ — $ 9,996 $ — $ 9,996
Forward Currency Exchange
Contracts — 1,637 — 1,637
Futures Contracts* 455 — — 455
Total $ 455 $ 11,633 $ — $ 12,088
1
Includes Asset-Backed Securities, Convertible Bonds, Government Bonds, Municipal
Securities and U.S. Government & Agency Mortgage-Backed Securities.

T. ROWE PRICE Dynamic Credit Fund

Following is a reconciliation of the fund’s Level 3 holdings for the year ended
December 31, 2024. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at December 31, 2024, totaled $317,000 for the year ended December 31, 2024.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument.
Because the Valuation Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
2
In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Portfolio of Investments.
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.
($000s)
Beginning
Balance
12/31/23
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Ending
Balance
12/31/24
Investment in Securities
Bank Loans $ — $ — $ 21,143 $ (16) $ 21,127
Common Stocks 16 2 — — 18
Convertible Preferred Stocks — 325 4,009 — 4,334
Corporate Bonds — 279 13,545 — 13,824
Non-U.S. Government
Mortgage-Backed Securities — — 5,340 (309) 5,031
Total $ 16 $ 606 $ 44,037 $ (325) $ 44,334

T. ROWE PRICE Dynamic Credit Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the Valuation Designee.
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value
or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Bank Loans $ 21,127 Recent
comparable
transaction
price(s)
—# —# —# —#
Common
Stocks
$ 18 Recent
comparable
transaction
price(s)
—# —# —# —#
Convertible
Preferred
Stocks
$ 4,334 Recent
comparable
transaction
price(s)
—# —# —# —#
Corporate
Bonds
$ 13,824 Recent
comparable
transaction
price(s)
—# —# —# —#
Market
comparable
Relative value —# —# —#
Non-U.S.
Government
Mortgage-
Backed
Securities
$ 5,031 Recent
comparable
transaction
price(s)
—# —# —# —#

T. ROWE PRICE Dynamic Credit Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended December 31, 2024, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information.
The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of
December 31, 2024, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:

T. ROWE PRICE Dynamic Credit Fund

($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives Centrally Cleared Swaps, Futures,
Securities^ $ 6,443
Foreign exchange derivatives Forwards 3,263
Credit derivatives Centrally Cleared Swaps, Securities^ 1,263
Equity derivatives Securities^ 1,296
^
,*
Total $ 12,265
^
,*
Liabilities
Inflation derivatives Centrally Cleared Swaps $ 1,413
Interest rate derivatives Centrally Cleared Swaps, Futures 2,176
Foreign exchange derivatives Forwards 1,637
Credit derivatives Bilateral Swaps and Premiums,
Centrally Cleared Swaps 6,862
Total $ 12,088
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of
Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
^ Options purchased are reported as securities and are reflected in the accompanying
Portfolio of Investments.

T. ROWE PRICE Dynamic Credit Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended December 31, 2024, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Realized
Gain (Loss)
Inflation
derivatives $ — $ — $ — $ — $ 1,243 $ 1,243
Interest rate
derivatives 5,634 760 (3,934) — (6,391) (3,931)
Foreign
exchange
derivatives (1,439) 643 — (5,298) — (6,094)
Credit
derivatives (2,588) (524) — — (5,351) (8,463)
Equity
derivatives (3,229) 2,633 (19) — — (615)
Total $ (1,622) $ 3,512 $ (3,953) $ (5,298) $ (10,499) $ (17,860)

T. ROWE PRICE Dynamic Credit Fund

Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements
(MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Change in
Unrealized
Gain (Loss)
Inflation
derivatives $ — $ — $ — $ — $ (634) $ (634)
Interest rate
derivatives (137) — 4,142 — 3,384 7,389
Foreign
exchange
derivatives 527 — — 4,092 — 4,619
Credit
derivatives (278) — — — (1,982) (2,260)
Equity
derivatives 1,223 (776) 125 — — 572
Total $ 1,335 $ (776) $ 4,267 $ 4,092 $ 768 $ 9,686
^ Options purchased are reported as securities.

T. ROWE PRICE Dynamic Credit Fund

to cover mark-to-market exposure. MNAs may be in the form of International
Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to
$250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets.
For bilateral derivatives, collateral posted by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of December 31, 2024, securities valued at $35,958,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.

T. ROWE PRICE Dynamic Credit Fund

The following table summarizes the fund’s OTC and bilateral derivatives at the reporting date by loss exposure to each counterparty after consideration of collateral, if any.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed
($000s)
Gross Value on
Statements of
Assets
and Liabilities
Net amount
due (to)/from
Counterparty
or Exchange
Collateral
Pledged
(Received)
by Fund
Loss
Exposure,
After
Collateral*
(not less
than $0)
Counterparty Assets Liabilities
Bank of America $ 63 $ (4) $ 59 $ — $ 59
Barclays Bank 1,116 (194) 922 — 922
BNY Mellon 82 (195) (113) — —
Canadian Imperial
Bank of Commerce — (42) (42) — —
Citibank 25 (9) 16 — 16
Deutsche Bank 510 (357) 153 — 153
Goldman Sachs 82 (1,209) (1,127) 1,116 —
HSBC Bank 15 (11) 4 — 4
JPMorgan Chase 82 (5) 77 — 77
Morgan Stanley 2,575 (1,635) 940 (1,191) —
RBC Dominion
Securities 10 — 10 — 10
Standard Chartered 186 (254) (68) — —
State Street 4 (370) (366) 286 —
Toronto-Dominion
Bank 442 (104) 338 — 338
UBS Investment
Bank 1,559 — 1,559 (1,470) 89
Wells Fargo 81 — 81 (240) —
Total $ 6,832 $ (4,389)
* In situations such as counterparty default or bankruptcy, the fund may have further rights of offset against amounts due to or from the counterparty under other agreements.

T. ROWE PRICE Dynamic Credit Fund

amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of
Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the year ended December 31, 2024, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 3% and 19% of net assets.
Futures Contracts  The fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risks. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; as a cash management tool; or to adjust portfolio duration. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place.
The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying
Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures

T. ROWE PRICE Dynamic Credit Fund

markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the year ended December 31,
2024, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 7% and 30% of net assets.
Options   The fund is subject to interest rate risk, foreign currency exchange rate risk, credit risk and equity price risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. The fund may buy or sell options that can be settled either directly with the counterparty (OTC option) or through a central clearinghouse (exchange-traded option). Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying
Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of
Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of Operations. In return for a premium paid, call and put options give the holder the right, but not the obligation, to purchase or sell, respectively, a security at a specified exercise price. In return for a premium paid, currency options give the holder the right, but not the obligation, to buy and sell currency at a specified exchange rate;
although certain currency options may be settled by exchanging only the net gain or loss on the contract. In return for a premium paid, call and put options on futures give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price. In return for a premium paid, call and put index options give the holder the right, but not the obligation, to receive cash equal to the difference between the value of the reference index on the exercise date and the exercise price of the option. In return for a premium paid, options on swaps give the holder the right, but not the obligation, to enter a specified swap contract on predefined terms. The exercise price of an option on a credit default swap is stated in terms of a specified spread that represents the cost of credit protection on the reference asset, including both the upfront premium to open the position and future periodic payments. The exercise price of an interest rate swap is stated

T. ROWE PRICE Dynamic Credit Fund

in terms of a fixed interest rate; generally, there is no upfront payment to open the position. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty;
possible failure of counterparties to meet the terms of the agreements;
movements in the underlying asset values, interest rates, currency values and credit ratings; and, for options written, the potential for losses to exceed any premium received by the fund. During the year ended December 31, 2024, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 39% and 159% of net assets.
Swaps  The fund is subject to interest rate risk, credit risk and inflation risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risks. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure.
Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of
Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying
Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms;
unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of
Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract
(variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.

T. ROWE PRICE Dynamic Credit Fund

Interest rate swaps are agreements to exchange cash flows based on the difference between specified interest rates applied to a notional principal amount for a specified period of time. Risks related to the use of interest rate swaps include the potential for unanticipated movements in interest or currency rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Credit default swaps are agreements where one party (the protection buyer)
agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of December 31, 2024, the notional amount of protection sold by the fund totaled $49,568,000 (4.9% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Zero-coupon inflation swaps are agreements to exchange cash flows, on the contract’s maturity date, based on the difference between a predetermined fixed rate and the cumulative change in the consumer price index, both applied to a notional principal amount for a specified period of time. Risks related to the use of zero-coupon inflation swaps include the potential for unanticipated movements in inflation rates, the possible failure of a counterparty to perform

T. ROWE PRICE Dynamic Credit Fund

in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Total return swaps are agreements in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset (reference asset), such as an index, equity security, fixed income security or commodity-based exchange-
traded fund, which includes both the income it generates and any change in its value. Risks related to the use of total return swaps include the potential for unfavorable changes in the reference asset, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the year ended December 31, 2024, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 57% and
135% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S.
dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject

T. ROWE PRICE Dynamic Credit Fund

to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Noninvestment-Grade Debt  The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including
“high yield” or “junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-
grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Collateralized Loan Obligations   The fund invests in collateralized loan
obligations (CLOs) which are entities backed by a diversified pool of syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches” or “classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches. Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the
CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities
(MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. The fund also invests in stripped MBS, created when a traditional MBS is split into an interest-only (IO) and a principal-only (PO) strip.
MBS, including IOs and POs, are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages;

T. ROWE PRICE Dynamic Credit Fund

accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments. IOs also risk loss of invested principal from faster-than-anticipated prepayments.
Bank Loans  The fund invests in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment grade and often involve borrowers whose financial condition is highly leveraged. The fund may invest in fixed and floating rate loans, which may include senior floating rate loans; secured and unsecured loans, second lien or more junior loans; and bridge loans or bridge facilities.
Certain bank loans may be revolvers which are a form of senior bank debt, where the borrower can draw down the credit of the revolver when it needs cash and repays the credit when the borrower has excess cash. Certain loans may be “covenant-lite” loans, which means the loans contain fewer maintenance covenants than other loans (in some cases, none) and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. As a result of these risks, the fund’s exposure to losses may be increased.
Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan;
however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation.
Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g. unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche, and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the
Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.

T. ROWE PRICE Dynamic Credit Fund

Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At
December 31, 2024, the value of loaned securities was $20,244,000; the value of cash collateral and related investments was $21,693,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, short-term and U.S. government securities aggregated $1,663,346,000 and $1,439,381,000, respectively, for the year ended December 31, 2024.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years

T. ROWE PRICE Dynamic Credit Fund

after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the character of net currency gains or losses, the character of income on swaps, the recharacterization of distributions and the character of income on certain derivative contracts.
The tax character of distributions paid for the periods presented was as follows:
At December 31, 2024, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At December 31, 2024, the tax-basis components of accumulated net earnings
(loss) were as follows:
($000s)
December 31,
2024
December 31,
2023
Ordinary income (including short-term capital
gains, if any) $ 71,779 $ 13,845
($000s)
Cost of investments $ 1,023,134
Unrealized appreciation $ 25,452
Unrealized depreciation (27,960)
Net unrealized appreciation (depreciation) $ (2,508)
($000s)
Undistributed ordinary income $ 1,388
Net unrealized appreciation (depreciation) (2,508)
Loss carryforwards and deferrals (3,440)
Total distributable earnings (loss) $ (4,560)

T. ROWE PRICE Dynamic Credit Fund

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period.
The temporary differences relate primarily to the deferral of losses from wash sales, the realization of gains/losses on certain open derivative contracts and the character of income on certain derivatives contracts. The loss carryforwards and deferrals primarily relate to straddle deferrals. During the year ended
December 31, 2024, the fund utilized $16,493,000 of capital loss carryforwards.
NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.22%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in

T. ROWE PRICE Dynamic Credit Fund

excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At December 31, 2024, the effective annual group fee rate was 0.28%.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and

T. ROWE PRICE Dynamic Credit Fund

expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the year ended December 31, 2024 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $595,000 remain subject to repayment by the fund at December 31, 2024. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the year ended December 31, 2024, expenses incurred pursuant to these service agreements were $125,000 for
Price Associates and $33,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Investor
Class I Class Z Class
Expense limitation/I Class Limit 0.63% 0.05% 0.00%
Expense limitation date 02/28/27 02/28/27 N/A
(Waived)/repaid during the period ($000s) $(41) $(5) $(4,955)

T. ROWE PRICE Dynamic Credit Fund

Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At December 31, 2024, 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 8 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial

T. ROWE PRICE Dynamic Credit Fund

highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 9 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE Dynamic Credit Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price International Funds, Inc. and
Shareholders of T. Rowe Price Dynamic Credit Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Dynamic Credit Fund (one of the
funds constituting T. Rowe Price International Funds, Inc., referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the periods indicated
therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Dynamic Credit Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 18, 2025
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Dynamic Credit Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/24
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
For taxable non-corporate shareholders, $297,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $329,000 of the fund's income qualifies for the dividends-received deduction.
For shareholders subject to interest expense deduction limitation under Section
163(j), $70,588,000 of the fund’s income qualifies as a Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.

T. ROWE PRICE Dynamic Credit Fund

APPROVAL OF SUBADVISORY AGREEMENT
At a meeting held on August 5, 2024 (Meeting), the fund’s Board of Directors
(Board) considered the initial approval of an investment subadvisory agreement
(Subadvisory Contract) that T. Rowe Price Associates, Inc. (Adviser), entered into with T. Rowe Price International Ltd (Subadviser) on behalf of the fund. The
Subadvisory Contract authorizes the Subadviser to have investment discretion with respect to all or a portion of the fund’s portfolio. The Board noted that the
Subadvisory Contract will be substantially similar to other subadvisory agreements that are in place for other T. Rowe Price funds that delegate investment management responsibilities to affiliated investment advisers and that the Adviser will retain oversight responsibilities with respect to the fund. The Board also noted
that the new subadvisory arrangement will not change the total advisory fees paid by the fund. However, under the Subadvisory Contract, the Adviser may pay the
Subadviser up to 60% of the advisory fees that the Adviser receives from the fund.
At the Meeting, the Board reviewed materials relevant to its consideration of the proposed Subadvisory Contract. Each year, the Board considers the continuation of the investment management agreement (Advisory Contract) between the fund and the Adviser. The fund’s Advisory Contract was most recently approved by the Board at a meeting held on March 6–7, 2023 (March Meeting). A discussion of the basis for the Board’s approval of the Advisory Contract is included in the fund’s annual shareholder report for the period ended May 31, 2024. The factors considered by the Board at the Meeting in connection with approval of the proposed Subadvisory
Contract were substantially similar to the factors considered at the March Meeting in connection with the approval to continue the Advisory Contract. The independent directors were assisted in their evaluation of the Subadvisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
Following discussion at the Meeting, the Board, including all of the fund’s independent directors, approved the Subadvisory Contract between the Adviser and Subadviser on behalf of the fund. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the Subadvisory Contract effective August 6, 2024.

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F1175-050 2/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 18, 2025